DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
DERIVATIVE INSTRUMENTS
Schedule of fair value of outstanding derivative instruments

The fair value of the Group’s outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the years ended December 31, 2021 and December 31, 2020 are summarized below:

Foreign exchange forward		December 31,
and options contracts	Balance sheet	2021	2020

Fair value of foreign exchange forward and options collar (cylinder) contracts	“Other receivables and prepaid expenses”	$812	$1,489

Gains recognized in other comprehensive income (effective portion)	“Other comprehensive income (loss)”	$719	$1,319

Schedule of cash flow hedging relationship on income

Foreign exchange forward		December 31,
and options contracts	Balance sheet	2021	2020

Fair value of foreign exchange forward and options collar (cylinder) contracts	“Other receivables and prepaid expenses”	$812	$1,489

Gains recognized in other comprehensive income (effective portion)	“Other comprehensive income (loss)”	$719	$1,319